FORM N-Q
        QUARTERLY SCHEDULE OF PORFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-06445

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                     The Herzfeld Caribbean Basin Fund, Inc.
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               (Exact name of registrant as specified in charter)

                      P.O. BOX 161465, MIAMI, FLORIDA 33116
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               (Address of principal executive offices) (Zip code)

                               THOMAS J. HERZFELD
                        P.O. BOX 161465, MIAMI, FL 33116
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 305-271-1900
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                        Date of fiscal year end: 06/30/06
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                       Date of reporting period: 09/30/06
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ITEM 1. SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2006 (unaudited)
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Shares or
Principal Amount                  Description                      Market Value
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                     Common stocks - 99.65% of net assets

                           Banking and finance - 5.17%
     8,500 Bancolombia, S.A                                        $    243,100
    21,920 Banco Latinoamericano de Exportaciones, S.A                  342,390
     8,000 Doral Financial Corp.                                         52,720
    16,400 Grupo Financiero Banorte, S.A. de C.V. Series O               51,326
     9,900 Grupo Financiero Inbursa, S.A. de C.V. Series O               17,333

                             Communications - 11.84%
    35,600 America Movil, S.A. de C.V. Series A                          70,262
     2,000 America Movil, S.A. de C.V. Series L                          78,740
    12,500 America Telecom, S.A. de C.V. Series A1                       84,699
     9,250 Atlantic Tele-Network, Inc.                                  170,940
    11,900 Carso Global Telecom, S.A. de C.V. Series A1                  36,236
    11,000 Garmin Ltd.                                                  536,580
       725 Grupo Iusacell, S.A. de C.V. Series V                          4,682
    16,800 Grupo Radio Centro, S.A. ADR                                 107,520
    14,300 Grupo Televisa, S.A. ADR                                     304,018
    13,400 Grupo Televisa, S.A. Series CPO                               57,148
     1,000 Telefonos de Mexico ADR                                       25,580
    23,800 Telefonos de Mexico, S.A. de C.V. Series A                    30,522
    78,600 Telefonos de Mexico, S.A. de C.V. Series L                   100,799
    13,900 TV Azteca, S.A. de C.V. Series CPO                             9,027

                  Conglomerates and holdings companies - 2.02%
     5,400 Alfa, S.A. de C.V. Series A                                   29,513
    42,595 BB Holdings Ltd.                                             125,696
    13,000 Carlisle Group Ltd.                                           21,852
     3,200 Corporacion Interamericana de Entretenimiento,
           S.A. de C.V. Series B                                          5,737
     1,580 Desc, S.A. de C.V. Series B                                    1,344
    11,000 Grupo Carso, S.A. de C.V. Series A1                           32,015
       600 Grupo Imsa, S.A. de C.V. Series UBC                            2,619
     2,525 OneSource Services, Inc.                                      31,691
     3,300 U.S. Commercial Corp., S.A. de C.V.                              720
     2,900 Vitro, S.A. Series A                                           3,421
     6,000 Vitro, S.A. ADR                                               21,360

                        Construction and related - 8.61%
    46,718 Cemex, S.A. de C.V. Series CPO                               140,985
     4,000 Cemex S.A. de C.V. ADR                                       120,320
     2,032 Ceramica Carabobo Class A ADR                                  3,256
     4,300 Consorcio ARA, S.A. de C.V.                                   21,115
     3,583 Empresas ICA, Sociedad Controladora, S.A. de C.V.             12,905
       800 Grupo Cementos de Chihuahua, S.A. de C.V                       3,012
    16,600 Florida Rock Industries, Inc.                                642,586
    20,950 Mastec, Inc.                                                 231,917

               Consumer products and related manufacturing - 6.96%
   800,000 Atlas Electricas, S.A                                         41,426
     5,900 Grupo Casa Saba, S.A. ADR                                    127,440
    17,500 Watsco Incorporated                                          782,170

                       Food, beverages and tobacco - 2.02%
       300 Alsea, S.A. de C.V.                                            1,235
     4,800 Coca-Cola Femsa, S.A. de C.V. ADR                            150,096
       200 Coca-Cola Femsa, S.A. de C.V., Series L                          622
     6,300 Fomento Economico Mexicano, S.A. de C.V. Series UBD           61,168
       800 Gruma S.A. de C.V. Series B                                    2,446
     7,600 Grupo Bimbo, S.A. de C.V. Series A                            26,682
     7,700 Grupo Modelo, S.A. de C.V. Series C                           33,609

                                 Housing - 0.09%
     1,700 Corporacion Geo S.A. de C.V., Series B                         7,151
       100 Desarrolladora Homex, S.A. de C.V.                               628
       400 Sare Holding, S.A. de C.V. Series B                              444
     1,500 Urbi Dessarrollos Urbanos, S.A. de C.V.                        4,222

                          Investment companies - 6.21%
     2,000 iShares S&P Latin America 40 Index                           284,700
     4,000 The Mexico Fund                                              137,640
    19,000 Salomon Brothers Worldwide Income Fund                       251,370
    10,000 Salomon Brothers Emerging Markets Debt Fund                  174,700

                                 Leisure - 9.65%
    14,000 Carnival Corp.                                               658,420
    17,000 Royal Caribbean Cruises Ltd.                                 659,770

                                 Medical - 3.71%
     8,386 Micromet, Inc.                                                22,391
    10,660 Orthofix International N.V.                                  484,710

                                 Mining - 0.03%
     1,200 Grupo Mexico, S.A. de C.V., Series B                           3,758

                             Pulp and paper - 0.18%
     6,100 Kimberly-Clark de Mexico, S.A. de C.V. Series A               24,689

                       Railroad and landholdings - 20.27%
    48,500 Florida East Coast Industries Inc.                         2,768,380

                                 Retail - 1.26%
     3,700 Controladora Comercial Mexicana, S.A. de C.V
           Series UBC                                                     7,437
     1,380 Grupo Elektra, S.A. de C.V. Series CPO                        13,243
    44,612 Wal-Mart de Mexico, S.A. de C.V. Series V                    151,753

                                 Service - 0.02%
       700 Grupo Aeroportuario del Sureste, S.A. de C.V. Series B         2,610
       100 Promotora Ambiental S.A. de C.V.                                 120

                       Trucking and marine freight - 8.86%
    14,800 Grupo TMM, S.A. ADR                                           42,920
       700 Seaboard Corporation                                         843,500
    41,799 Trailer Bridge, Inc.                                         323,524

                                Utilities - 9.61%
    12,000 Caribbean Utilities Ltd. Class A                             143,400
    47,241 Consolidated Water, Inc.                                   1,160,711
       700 Cuba Electric Company                                          8,120

                                  Other - 3.14%
     3,000 Copa Holdings                                                102,990
    55,921 Margo Caribe, Inc.                                           315,954
       100 Mexichem S.A. de C.V.                                            127
       843 Siderurgica Venezolana Sivensa ADR                             2,825
        75 Siderurgica Venezolana Sivensa Series B                          251
    45,000 Xcelera, Inc.                                                  6,750

Total common stocks (cost $8,658,503)                              $ 13,611,788

                            Bonds - 0% of net assets
   165,000 Republic of Cuba - 4.5%, 1977 -
           in default (cost $63,038)                                         --

Other assets less liabilities - 0.35% of net assets                $     47,245

Net assets - 100% (applicable to 1,677,636 shares; equivalent
           to $8.14 per share) (a)                                 $ 13,659,033


(a) The cost for federal income tax purposes was $8,721,541. At September 30, 2006, net unrealized gain for all securities based on tax cost was $4,890,246. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess value over tax cost of $5,490,520 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $600,274.
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ITEM 2. CONTROLS AND PROCEDURES

      (a) The registrant's principal executive and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-Q that includes the disclosure required by this paragraph based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, is attached as an exhibit to this filing.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Herzfeld Caribbean Basin Fund, Inc.


By /s/ Thomas J. Herzfeld
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Thomas J. Herzfeld
Chairman and President

Date: November 2, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ Thomas J. Herzfeld
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Thomas J. Herzfeld
Chairman and President

Date: November 2, 2006

By /s/ Cecilia L. Gondor
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Cecilia L. Gondor
Treasurer

Date: November 2, 2006